Other equity - Summary of Hedge Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	₨ (5,224)
Ending balance	(1,328)	$ (18)	₨ (5,224)
Hedge reserve
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	(5,224)		(1,086)
OCI for the year	3,565		(4,072)
Recognition of non-controlling interests pursuant to the Transaction	716
Attributable to non-controlling interests	(385)		(66)
Ending balance	₨ (1,328)		₨ (5,224)